Filed Pursuant to Rule 497(e)
1933 Act File No. 333-201530
1940 Act File No. 811-23024

On behalf of Pacer Funds Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement to the Prospectus dated November 1, 2017, for Pacer Trendpilot™ US Large Cap ETF, Pacer Trendpilot™ US Mid Cap ETF, Pacer US Export Leaders ETF,  Pacer International Export Leaders ETF, which was filed pursuant to Rule 497(e) on November 1, 2017 (Accession Number 0000894189-17-005856).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE